Share Option Plan (Share-based Compensation of the Company, Share Options Activity) (Narrative) (Details)	12 Months Ended											11 Months Ended		12 Months Ended			0 Months Ended	3 Months Ended		11 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 The Company [Member] Stock Options [Member]	Dec. 31, 2012 The Company [Member] Stock Options [Member]	Dec. 31, 2014 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2014 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] USD ($)	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] CNY	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Dec. 31, 2014 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Dec. 31, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Dec. 31, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] With Performance Conditions [Member]	Sep. 14, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] USD ($)	Sep. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member] CNY	Dec. 31, 2014 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Ordinary Shares [Member]	Nov. 30, 2013 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] With Performance Conditions [Member]	Nov. 30, 2012 The Company [Member] 2008 Equity Compensation Plan [Member] Stock Options [Member] Class A Ordinary Shares [Member] With Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	6,400,000	38,000,000	42,500,000
Number of shares reserved for issuance of options																			54,750,000
Number of options granted in period				3,000,000	7,732,000															3,000,000	7,732,000
Performance period															4 years	4 years
Vesting rights														For options granted in 2012 and 2013, for each quarter during the four year performance period beginning on the "Performance Period Start Date" 1/16th of the options have the opportunity to be earned, including 1/3 of which can be earned subject to the participant's continued employment with the Group, and up to 2/3 of which can be earned contingent on the achievement of different performance targets. On each of the first four anniversaries of the Performance Period Start Date, one hundred percent (100%) of the options earned during the year preceding such anniversary date shall vest and become exercisable provided that the employees remain employed on such vesting date.
Contractual term (in years)												10 years	10 years
Award vesting period												4 years	4 years
Calculated market value																	$ 1.835
Amount of total modified options																	12,800,000
Amount of modified options related to unvested options																	9,900,000
Amount of modified options related to vested options																	2,900,000
Incremental compensation cost																		5,700,000
Incremental compensation cost for unvested options																		11,900,000
Remaining vesting periods, lower																	1 year
Remaining vesting periods, higher																	4 years
Share-based compensation expense, recognized in prior period, reversed							(8,700,000)		18,400,000		16,900,000
Market value of shares						$ 2.84		$ 2.29		$ 1.52
Reversal of share-based compensation expense						3,200,000	20,000,000
Total intrinsic value of options exercised						200,000
Weighted average grant-date fair value of options granted								$ 0.93		$ 1.01
Total grant-date fair value of options vested							10,000,000		18,300,000		46,200,000
Unrecognized compensation cost of stock options							8,700,000
Weighted average period, unrecognized compensation cost to be recognized over						1 year 10 months 24 days	1 year 10 months 24 days
Total cash received from exercise of stock options							1,900,000